Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards					$ 2,100,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local					$ 100,000
Operating Loss Carryforwards, Limitations on Use					indefinitely
Research and Development Expense					$ 24,900,000
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0